Provision In Lieu Of Income Taxes (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision In Lieu Of Income Taxes [Abstract]
Income before provision in lieu of income taxes	$ 1,096	$ 923	$ 849
Provision in lieu of income taxes at the U.S. federal statutory rate of 21% for 2019 and 2018 and 35% for 2017	230	194	178
Amortization of investment tax credits - net of deferred tax effect	(1)	(1)	(1)
Amortization of excess deferred taxes	(52)	(52)	(52)
Texas margin tax, net of federal tax benefit	22	19	18
Nontaxable gains on benefit plan investments		(3)	(2)
Other	(8)	(4)	(5)
Total provision in lieu of income taxes	$ 191	$ 153	$ 136
Effective rate	17.40%	16.60%	16.00%